Property, Software and Equipment, Net	6 Months Ended
Jun. 30, 2025
Property, Software and Equipment, Net [Abstract]
PROPERTY, SOFTWARE AND EQUIPMENT, NET
6.	PROPERTY, SOFTWARE AND EQUIPMENT, NET

Property, software and equipment, net, consisted of the following:

	As of December 31,	As of June 30,
	2024	2025
Cost
Computer software (i)	$31,534	$32,132
Electronic equipment	13,210	13,477
Vehicles	828	843
Building	691	705
Office equipment and furniture	184	188
Leasehold improvements	22	-
Subtotal	46,469	47,345
Less: accumulated depreciation	(18,805)	(21,741)
Property, software and equipment, net	$27,664	$25,604

(i)	From 2022 onwards, part of hybrid cloud platform developed with the assistance of a third-party cloud service provider were progressively completed and deemed substantially ready for use, and transferred from other non-current assets. Cost of hybrid cloud platform represents the purchase price of the platform and other expenditures incurred to bring the platform into its intended use. The application of the hybrid cloud platform was to improve the IT development capability for internal-used software platforms which provide auto eInsurance service and auto service to customers, and Software-As-A-Service (“SaaS”) products which are provided to business partners as technology services.

Depreciation and amortization expense was $1,813 and $2,531 for the six months ended June 30, 2024 and 2025, respectively.

During the six months ended June 30, 2024 and 2025, the Group recorded no impairment loss of property, software and equipment.